Consolidated statement of cash flows (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Dividends from joint ventures and associates		$ 148	$ 209	$ 112
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Issuance of core structural borrowings	[1]			346
Redemption of core structural borrowings	[1]		(393)	(2,075)
Mainland China joint venture
Borrowings
Cash advance made		174	176
Cash advance converted into capital injection		176
Core structural borrowings of shareholder-financed businesses
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Balance at beginning of year		3,933	4,261	6,127
Issuance of core structural borrowings				346
Redemption of core structural borrowings			(393)	(2,075)
Foreign exchange movement		(15)	58	(147)
Other movements		7	7	10
Balance at end of year		$ 3,925	$ 3,933	$ 4,261

[1]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, lease liabilities and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.